Loans, Impaired Loans and Allowance for Credit Losses - Impaired Loans (Detail) - CAD ($) $ in Millions	Jul. 31, 2022	Apr. 30, 2022	Oct. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	$ 718,525	$ 694,996	$ 642,612
Allowance for credit losses	5,147	5,294	5,626
Net	713,378	689,702	636,986
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	343,965		319,678
Allowance for credit losses	843		802
Net	343,122		318,876
Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	96,561		91,540
Allowance for credit losses	2,113		2,341
Net	94,448		89,199
Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	13,871		12,450
Allowance for credit losses	1,049		1,211
Net	12,822		11,239
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	264,128		218,944
Allowance for credit losses	1,142		1,272
Net	262,986		217,672
Financial instruments credit-impaired [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	4,252	4,264	4,456
Allowance for credit losses	1,557	1,604	1,655
Net	2,695	2,660	2,801
Financial instruments credit-impaired [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	893	968	1,090
Allowance for credit losses	425	412	446
Net	468	556	644
Financial instruments credit-impaired [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans			24
Allowance for credit losses			4
Net			20
Financial instruments credit-impaired [member] | Mexico [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	817	795	758
Allowance for credit losses	255	289	269
Net	562	506	489
Financial instruments credit-impaired [member] | Peru [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	724	676	699
Allowance for credit losses	343	353	350
Net	381	323	349
Financial instruments credit-impaired [member] | Chile [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	606	543	512
Allowance for credit losses	187	189	180
Net	419	354	332
Financial instruments credit-impaired [member] | Colombia [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	336	377	418
Allowance for credit losses	75	78	88
Net	261	299	330
Financial instruments credit-impaired [member] | Other International [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	876	905	955
Allowance for credit losses	272	283	318
Net	604	622	637
Financial instruments credit-impaired [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	1,281	1,273	1,331
Allowance for credit losses	375	393	374
Net	906	880	957
Financial instruments credit-impaired [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	778	767	833
Allowance for credit losses	559	566	626
Net	219	201	207
Financial instruments credit-impaired [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	0
Allowance for credit losses	0
Net	0
Financial instruments credit-impaired [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	2,193	2,224	2,292
Allowance for credit losses	623	645	655
Net	$ 1,570	$ 1,579	$ 1,637